Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Schedule of Issued and Fully Paid Share Capital

Ordinary shares of £1 each[1]	2024 Number of shares	2023 Number of shares	2022 Number of shares	2024 £m	2023 £m	2022 £m
At 1 January and 31 December	1,574,285,752	1,574,285,752	1,574,285,752	1,574	1,574	1,574
1Ordinary shares represent effectively 100 per cent of total share capital in issue as the issued preference shares represent below 0.01 per cent.